Financial Instruments - Summary of Maturity Analysis for Non-derivative Financial Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Less than 1 month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	$ 75,266,483	$ 2,713,283	$ 68,903,001
Less than 1 month [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	84,978	3,063	103,734
Less than 1 month [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	52,353,176	1,887,281	43,111,390
Less than 1 month [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	12,565,548	452,976	13,792,596
Less than 1 month [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	10,262,781	369,963	11,895,281
1 to 3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	56,572,557	2,039,386	52,992,946
1 to 3 months [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	157,710	5,685	151,921
1 to 3 months [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	48,140,652	1,735,424	44,122,659
1 to 3 months [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	5,180,527	186,753	8,190,076
1 to 3 months [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	3,093,668	111,524	528,290
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	37,298,883	1,344,589	22,407,360
3 months to 1 year [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	687,144	24,771	619,908
3 months to 1 year [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	10,216,253	368,286	8,223,684
3 months to 1 year [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	13,416,893	483,666	10,214,154
3 months to 1 year [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	12,978,593	467,866	3,349,614
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	158,925,804	5,729,121	151,252,482
1-5 years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	2,585,624	93,209	1,779,041
1-5 years [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	291,480	10,508	319,510
1-5 years [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	112,493,242	4,055,272	102,253,481
1-5 years [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	43,555,458	1,570,132	46,900,450
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	18,018,340	649,544	17,895,489
More than 5 years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	4,929,602	177,707	4,088,301
More than 5 years [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	114,201	4,117	176,536
More than 5 years [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	7,494,670	270,176	7,999,130
More than 5 years [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	$ 5,479,867	$ 197,544	$ 5,631,522